Acquisitions and Divestitures (Tables)	12 Months Ended
Dec. 31, 2014
Pro Forma Consolidated Condensed Financial Results of Operations
The following unaudited pro forma condensed consolidated financial results of operations are presented as if the Merger had been completed on January 1, 2011:

Year ended December 31
In millions, except per-share data	2012
Pro forma net sales	$6,846.6
Pro forma net income from continuing operations attributable to Pentair plc	183.3
Diluted earnings from continuing operations per ordinary share attributable to Pentair plc	0.87